CLAYMORE EXCHANGE-TRADED FUND TRUST

Guggenheim BulletShares 2017 Corporate Bond ETF
Guggenheim BulletShares 2018 Corporate Bond ETF
Guggenheim BulletShares 2019 Corporate Bond ETF
Guggenheim BulletShares 2020 Corporate Bond ETF
Guggenheim BulletShares 2021 Corporate Bond ETF
Guggenheim BulletShares 2022 Corporate Bond ETF
Guggenheim BulletShares 2023 Corporate Bond ETF
Guggenheim BulletShares 2024 Corporate Bond ETF
Guggenheim BulletShares 2025 Corporate Bond ETF
Guggenheim BulletShares 2017 High Yield Corporate Bond ETF
Guggenheim BulletShares 2018 High Yield Corporate Bond ETF
Guggenheim BulletShares 2019 High Yield Corporate Bond ETF
Guggenheim BulletShares 2020 High Yield Corporate Bond ETF
Guggenheim BulletShares 2021 High Yield Corporate Bond ETF
Guggenheim BulletShares 2022 High Yield Corporate Bond ETF
Guggenheim BulletShares 2023 High Yield Corporate Bond ETF
(the “Funds”)

Supplement to the Funds’ Prospectus dated September 28, 2016, as supplemented

Effective June 30, 2017, the fourth numbered paragraph in the “Index Construction-Investment Grade Indices” subsection in the “Additional Information Regarding Investment Objectives and Strategies” section of the Prospectus is hereby deleted and replaced with the following:

4. Target Weights

•
Each Index employs a market value weighting methodology to weight individual positions, subject to a 5% limit on individual issuers in each Index at each normal monthly rebalancing. Once set, target weights are free to float due to market actions.

5. The methodology for each Index is maintained by the Index Provider and subject to periodic review by a policy steering committee known as the BulletShares® Index Committee.

Effective June 30, 2017, the fifth numbered paragraph in the “Index Construction-High Yield Indices” subsection in the “Additional Information Regarding Investment Objectives and Strategies” section of the Prospectus is hereby deleted and replaced with the following:

5. The methodology for each Index is maintained by the Index Provider and subject to periodic review by a policy steering committee known as the BulletShares® Index Committee.

Claymore Exchange-Traded Fund Trust
227 West Monroe Street
Chicago, Illinois 60606

Please Retain This Supplement for Future Reference

May 2, 2017	ETF-PRO-BULLETS-SUP

CLAYMORE EXCHANGE-TRADED FUND TRUST

Guggenheim BulletShares 2026 Corporate Bond ETF
(the “Fund”)

Supplement to the Fund’s Prospectus dated September 14, 2016, as supplemented

Effective June 30, 2017, the fourth numbered paragraph in the “Index Construction” subsection in the “Additional Information Regarding Investment Objective and Strategies” section of the Prospectus is hereby deleted and replaced with the following:

4. Target Weights

•
The Index employs a market value weighting methodology to weight individual positions, subject to a 5% limit on individual issuers in the Index at each normal monthly rebalancing. Once set, target weights are free to float due to market actions.

5. The methodology for the Index is maintained by the Index Provider and subject to periodic review by a policy steering committee known as the BulletShares® Index Committee.

Claymore Exchange-Traded Fund Trust
227 West Monroe Street
Chicago, Illinois 60606

Please Retain This Supplement for Future Reference

May 2, 2017	ETF-SUMPRO-BSCQSUP

CLAYMORE EXCHANGE-TRADED FUND TRUST

Guggenheim BulletShares 2024 High Yield Corporate Bond ETF
(the “Fund”)

Supplement to the Fund’s Prospectus dated September 14, 2016, as supplemented

Effective June 30, 2017, the fifth numbered paragraph in the “Index Construction” subsection in the “Additional Information Regarding Investment Objective and Strategies” section of the Prospectus is hereby deleted and replaced with the following:

5. The methodology for the Index is maintained by the Index Provider and subject to periodic review by a policy steering committee known as the BulletShares® Index Committee.

Claymore Exchange-Traded Fund Trust
227 West Monroe Street
Chicago, Illinois 60606

Please Retain This Supplement for Future Reference

May 2, 2017	ETF-SUMPRO-BSJOSUP